OTHER LIABILITIES - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 903	$ 941	$ 919	$ 925
Current year additions	180	162	522	566
Claims paid	(171)	(170)	(493)	(553)
Currency translation adjustment and other	20	(42)	(16)	(47)
Balance at end of period	$ 932	$ 891	$ 932	$ 891